INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 595	$ 392
Financial assets measured at fair value through other comprehensive income	38	30
Fair value re-measurement of financial instruments	8	(11)	$ (16)
Financial liabilities at amortised cost	5,118	4,694
Borrowing, of which other borrowings
Disclosure of financial assets [line items]
Financial liabilities at amortised cost	94	83
Borrowing, of which other borrowings | Long-term capex accounts payable
Disclosure of financial assets [line items]
Financial liabilities at amortised cost	94	83
Security deposits and cash collateral
Disclosure of financial assets [line items]
Financial assets at amortised cost	159	117
Security deposits and cash collateral | Restricted bank deposits
Disclosure of financial assets [line items]
Financial assets at amortised cost	27	32
Security deposits and cash collateral | Restricted cash
Disclosure of financial assets [line items]
Financial assets at amortised cost	118	63
Deferred consideration from sale of subsidiary
Disclosure of financial assets [line items]
Financial assets at amortised cost	250	101
Deferred consideration from sale of subsidiary | Sale and leaseback of Deodar
Disclosure of financial assets [line items]
Financial assets at amortised cost		250
Deferred consideration from sale of subsidiary | TNS Plus LLP
Disclosure of financial assets [line items]
Financial assets at amortised cost		101
Other investments
Disclosure of financial assets [line items]
Financial assets measured at fair value through other comprehensive income	38	30
Other investments | Pakistan
Disclosure of financial assets [line items]
Financial assets measured at fair value through other comprehensive income	4	4
Other investments | Bangladesh
Disclosure of financial assets [line items]
Financial assets measured at fair value through other comprehensive income	34	26
Other investments
Disclosure of financial assets [line items]
Financial assets at amortised cost	184	172
Other investments | Loan to related party
Disclosure of financial assets [line items]
Financial assets at amortised cost	27	69
Other investments | Sovereign bonds | Pakistan
Disclosure of financial assets [line items]
Financial assets at amortised cost	33	27
Other investments | Sovereign bonds | Ukraine
Disclosure of financial assets [line items]
Financial assets at amortised cost	0	30
Other investments | Short term loan
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 94	$ 42